United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/08___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___06/30/08___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5554    88438 SH       SOLE                    88438
Bankrate Inc                   COM              06646v108     3708    94904 SH       SOLE                    94904
Bard C.R. Inc.                 COM              067383109     4607    52384 SH       SOLE                    52384
Best Buy Company               COM              086516101     4557   115071 SH       SOLE                   115071
Borgwarner Inc                 COM              099724106     1366    30789 SH       SOLE                    30789
CME Group Inc                  COM              12572Q105     1755     4580 SH       SOLE                     4580
Canadian National Railway Co   COM              136375102     2696    56065 SH       SOLE                    56065
Cognizant Tech Solutions-A     COM              192446102     3925   120736 SH       SOLE                   120736
Conoco Phillips                COM              20825C104      238     2520 SH       SOLE                     2520
Covance Inc                    COM              222816100     4501    52328 SH       SOLE                    52328
Denbury Resource               COM              247916208     3187    87306 SH       SOLE                    87306
Emerson Elec                   COM              291011104      322     6503 SH       SOLE                     6503
Expeditors                     COM              302130109     4326   100613 SH       SOLE                   100613
Express Scripts                COM              302182100     5775    92075 SH       SOLE                    92075
Exxon Mobil Corp               COM              30231G102      220     2491 SH       SOLE                     2491
FMC Technologies Inc           COM              30249U101     8202   106619 SH       SOLE                   106619
Fastenal Co                    COM              311900104     2685    62201 SH       SOLE                    62201
Flir Systems Inc               COM              302445101     8977   221273 SH       SOLE                   221273
Gamestop Corp - Cl A           COM              36467W109     2488    61578 SH       SOLE                    61578
Google Inc - Cl A              COM              38259P508     4440     8435 SH       SOLE                     8435
ITT Corp                       COM              450911102     5819    91881 SH       SOLE                    91881
Jacobs Engineering Group Inc   COM              469814107     2398    29716 SH       SOLE                    29716
Kirby Corp.                    COM              497266106     3798    79129 SH       SOLE                    79129
Lowe's Co Inc                  COM              548661107     1247    60105 SH       SOLE                    60105
MEMC Electronic Materials      COM              552715104     3496    56805 SH       SOLE                    56805
Mantech Int'l Corp A           COM              564563104     2290    47586 SH       SOLE                    47586
Manulife Financial Corp.       COM              56501R106     4564   131477 SH       SOLE                   131477
Micros Systems Inc.            COM              594901100     5192   170276 SH       SOLE                   170276
Mobile Telesystems-SP ADR      COM              607409109     5188    67717 SH       SOLE                    67717
Novo-Nordisk Spons ADR         COM              670100205     4633    70197 SH       SOLE                    70197
Oceaneering Intl Inc           COM              675232102     7006    90934 SH       SOLE                    90934
Qualcomm Inc                   COM              747525103     3441    77545 SH       SOLE                    77545
Sabine Royalty Trust           COM              785688102      748    10972 SH       SOLE                    10972
T. Rowe Price Group Inc        COM              74144T108     4965    87927 SH       SOLE                    87927
Teledyne Technologies Inc      COM              879360105     2354    48251 SH       SOLE                    48251
Teva Pharm Ind-SP ADR          COM              881624209     5922   129305 SH       SOLE                   129305
Tractor Supply                 COM              892356106     3066   105573 SH       SOLE                   105573
eBay Inc.                      COM              278642103     2873   105105 SH       SOLE                   105105